Distribution Date:	03/17/26	BBCMS Mortgage Trust 2026-5C40
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2026-5C40

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact	RRcmbs@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Special Servicer	Argentic Services Company LP
Historical Detail	18		Attention: Andrew Hundertmark	ahundertmark@argenticservices.com
Delinquency Loan Detail	19		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
		Trustee	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: BBCMS 2026-5C40 – Transaction Manager	notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	Argentic Securities Income USA 2 LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05557AAA1	4.430940%	6,215,000.00	6,215,000.00	132,397.02	22,948.58	0.00	0.00	155,345.60	6,082,602.98	30.00%	30.00%
A-2	05557AAB9	4.763180%	113,297,000.00	113,297,000.00	0.00	449,711.67	0.00	0.00	449,711.67	113,297,000.00	30.00%	30.00%
A-3	05557AAC7	5.247930%	464,554,000.00	464,554,000.00	0.00	2,031,622.39	0.00	0.00	2,031,622.39	464,554,000.00	30.00%	30.00%
A-S	05557AAE3	5.528570%	108,470,000.00	108,470,000.00	0.00	499,736.66	0.00	0.00	499,736.66	108,470,000.00	17.00%	17.00%
B	05557AAF0	5.780070%	36,504,000.00	36,504,000.00	0.00	175,829.73	0.00	0.00	175,829.73	36,504,000.00	12.63%	12.63%
C	05557AAG8	5.813400%	28,160,000.00	28,160,000.00	0.00	136,421.12	0.00	0.00	136,421.12	28,160,000.00	9.25%	9.25%
D	05557AAP8	4.250000%	20,860,000.00	20,860,000.00	0.00	73,879.17	0.00	0.00	73,879.17	20,860,000.00	6.75%	6.75%
E	05557AAR4	4.250000%	15,644,000.00	15,644,000.00	0.00	55,405.83	0.00	0.00	55,405.83	15,644,000.00	4.88%	4.88%
F-RR	05557AAT0	6.376189%	8,344,000.00	8,344,000.00	0.00	44,335.77	0.00	0.00	44,335.77	8,344,000.00	3.88%	3.88%
G-RR*	05557AAV5	6.376189%	32,332,977.00	32,332,977.00	0.00	171,800.97	0.00	0.00	171,800.97	32,332,977.00	0.00%	0.00%
R	05557AAX1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			834,380,977.00	834,380,977.00	132,397.02	3,661,691.89	0.00	0.00	3,794,088.91	834,248,579.98

X-A	05557AAD5	1.230984%	584,066,000.00	584,066,000.00	0.00	599,146.69	0.00	0.00	599,146.69	583,933,602.98
X-B	05557AAH6	0.748265%	173,134,000.00	173,134,000.00	0.00	107,958.42	0.00	0.00	107,958.42	173,134,000.00
X-D	05557AAK9	2.126189%	20,860,000.00	20,860,000.00	0.00	36,960.25	0.00	0.00	36,960.25	20,860,000.00
X-E	05557AAM5	2.126189%	15,644,000.00	15,644,000.00	0.00	27,718.42	0.00	0.00	27,718.42	15,644,000.00
Notional SubTotal			793,704,000.00	793,704,000.00	0.00	771,783.78	0.00	0.00	771,783.78	793,571,602.98

Deal Distribution Total					132,397.02	4,433,475.67	0.00	0.00	4,565,872.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05557AAA1	1,000.00000000	21.30281899	3.69245052	0.00000000	0.00000000	0.00000000	0.00000000	24.99526951	978.69718101
A-2	05557AAB9	1,000.00000000	0.00000000	3.96931666	0.00000000	0.00000000	0.00000000	0.00000000	3.96931666	1,000.00000000
A-3	05557AAC7	1,000.00000000	0.00000000	4.37327499	0.00000000	0.00000000	0.00000000	0.00000000	4.37327499	1,000.00000000
A-S	05557AAE3	1,000.00000000	0.00000000	4.60714170	0.00000000	0.00000000	0.00000000	0.00000000	4.60714170	1,000.00000000
B	05557AAF0	1,000.00000000	0.00000000	4.81672502	0.00000000	0.00000000	0.00000000	0.00000000	4.81672502	1,000.00000000
C	05557AAG8	1,000.00000000	0.00000000	4.84450000	0.00000000	0.00000000	0.00000000	0.00000000	4.84450000	1,000.00000000
D	05557AAP8	1,000.00000000	0.00000000	3.54166683	0.00000000	0.00000000	0.00000000	0.00000000	3.54166683	1,000.00000000
E	05557AAR4	1,000.00000000	0.00000000	3.54166645	0.00000000	0.00000000	0.00000000	0.00000000	3.54166645	1,000.00000000
F-RR	05557AAT0	1,000.00000000	0.00000000	5.31349113	0.00000000	0.00000000	0.00000000	0.00000000	5.31349113	1,000.00000000
G-RR	05557AAV5	1,000.00000000	0.00000000	5.31349062	0.00000031	0.00000031	0.00000000	0.00000000	5.31349062	1,000.00000000
R	05557AAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05557AAD5	1,000.00000000	0.00000000	1.02582018	0.00000000	0.00000000	0.00000000	0.00000000	1.02582018	999.77331839
X-B	05557AAH6	1,000.00000000	0.00000000	0.62355413	0.00000000	0.00000000	0.00000000	0.00000000	0.62355413	1,000.00000000
X-D	05557AAK9	1,000.00000000	0.00000000	1.77182407	0.00000000	0.00000000	0.00000000	0.00000000	1.77182407	1,000.00000000
X-E	05557AAM5	1,000.00000000	0.00000000	1.77182434	0.00000000	0.00000000	0.00000000	0.00000000	1.77182434	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/26 - 02/28/26	30	0.00	22,948.58	0.00	22,948.58	0.00	0.00	0.00	22,948.58	0.00
A-2	02/01/26 - 02/28/26	30	0.00	449,711.67	0.00	449,711.67	0.00	0.00	0.00	449,711.67	0.00
A-3	02/01/26 - 02/28/26	30	0.00	2,031,622.39	0.00	2,031,622.39	0.00	0.00	0.00	2,031,622.39	0.00
X-A	02/01/26 - 02/28/26	30	0.00	599,146.69	0.00	599,146.69	0.00	0.00	0.00	599,146.69	0.00
X-B	02/01/26 - 02/28/26	30	0.00	107,958.42	0.00	107,958.42	0.00	0.00	0.00	107,958.42	0.00
X-D	02/01/26 - 02/28/26	30	0.00	36,960.25	0.00	36,960.25	0.00	0.00	0.00	36,960.25	0.00
X-E	02/01/26 - 02/28/26	30	0.00	27,718.42	0.00	27,718.42	0.00	0.00	0.00	27,718.42	0.00
A-S	02/01/26 - 02/28/26	30	0.00	499,736.66	0.00	499,736.66	0.00	0.00	0.00	499,736.66	0.00
B	02/01/26 - 02/28/26	30	0.00	175,829.73	0.00	175,829.73	0.00	0.00	0.00	175,829.73	0.00
C	02/01/26 - 02/28/26	30	0.00	136,421.12	0.00	136,421.12	0.00	0.00	0.00	136,421.12	0.00
D	02/01/26 - 02/28/26	30	0.00	73,879.17	0.00	73,879.17	0.00	0.00	0.00	73,879.17	0.00
E	02/01/26 - 02/28/26	30	0.00	55,405.83	0.00	55,405.83	0.00	0.00	0.00	55,405.83	0.00
F-RR	02/01/26 - 02/28/26	30	0.00	44,335.77	0.00	44,335.77	0.00	0.00	0.00	44,335.77	0.00
G-RR	02/01/26 - 02/28/26	30	0.00	171,800.98	0.00	171,800.98	0.01	0.00	0.00	171,800.97	0.01
Totals			0.00	4,433,475.68	0.00	4,433,475.68	0.01	0.00	0.00	4,433,475.67	0.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,565,872.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,150,010.69	Master Servicing Fee	3,144.35
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,333.28
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	324.48
ARD Interest	0.00	Operating Advisor Fee	1,103.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.69
Extension Interest	0.00
Interest Reserve Withdrawal	295,565.05
Total Interest Collected	4,445,575.74	Total Fees	12,100.04

Principal		Expenses/Reimbursements
Scheduled Principal	132,397.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	132,397.02	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,433,475.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	132,397.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,565,872.69
Total Funds Collected	4,577,972.76	Total Funds Distributed	4,577,972.73

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	834,380,977.55	834,380,977.55	Beginning Certificate Balance	834,380,977.00
(-) Scheduled Principal Collections	132,397.02	132,397.02	(-) Principal Distributions	132,397.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	834,248,580.53	834,248,580.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	834,380,977.55	834,380,977.55	Ending Certificate Balance	834,248,579.98
Ending Actual Collateral Balance	834,248,580.53	834,248,580.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.55)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	16	103,999,133.57	12.47%	57	6.5184	1.786058	1.29 or less	5	53,932,000.00	6.46%	58	6.4264	1.250851
10,000,000 to 14,999,999	12	152,607,025.29	18.29%	57	6.5486	1.504426	1.30 to 1.49	13	203,728,494.62	24.42%	58	6.4924	1.385374
15,000,000 to 19,999,999	6	110,350,949.84	13.23%	57	6.1264	1.777492	1.50 to 1.79	12	231,134,400.17	27.71%	58	6.7306	1.616178
20,000,000 to 29,999,999	12	290,004,664.54	34.76%	58	6.3668	2.507379	1.80 to 1.99	8	90,863,685.74	10.89%	57	6.4881	1.875096
30,000,000 to 39,999,999	2	69,286,807.29	8.31%	58	6.9987	1.640000	2.00 to 2.49	7	154,850,000.00	18.56%	58	6.0749	2.095991
40,000,000 to 54,999,999	1	50,000,000.00	5.99%	58	5.7380	2.015999	2.50 or greater	5	99,740,000.00	11.96%	57	5.8112	4.200590
55,000,000 or greater	1	58,000,000.00	6.95%	58	6.2630	1.450000	Totals	50	834,248,580.53	100.00%	58	6.3947	1.962442
Totals	50	834,248,580.53	100.00%	58	6.3947	1.962442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	8,750,000.00	1.05%	57	7.8600	1.640000
							Industrial	4	56,015,000.00	6.71%	58	6.1216	1.765592
Arkansas	1	7,575,000.00	0.91%	57	6.8440	1.559273
							Lodging	9	190,568,643.05	22.84%	58	6.8404	2.842773
California	10	190,917,584.27	22.88%	58	6.3971	1.796352
							Mixed Use	7	114,305,172.84	13.70%	57	6.6253	1.394249
Colorado	1	12,700,000.00	1.52%	58	6.4500	1.471636
							Mobile Home Park	3	22,900,000.00	2.74%	58	6.5524	1.444182
Connecticut	1	14,000,000.00	1.68%	57	5.7960	1.591284
							Multi-Family	16	188,405,321.78	22.58%	58	6.2734	1.441245
Florida	1	8,500,000.00	1.02%	58	6.7430	2.020000
							Office	5	119,189,890.71	14.29%	57	6.3630	2.056514
Georgia	1	10,500,000.00	1.26%	58	7.3930	1.830000
							Retail	5	92,864,552.17	11.13%	58	5.9628	2.009656
Illinois	4	74,050,000.00	8.88%	58	6.2627	1.576050
							Self Storage	10	49,999,999.99	5.99%	58	5.7380	2.015999
Indiana	1	19,450,000.00	2.33%	57	5.9690	1.530000
							Totals	59	834,248,580.53	100.00%	58	6.3947	1.962442
Kentucky	3	30,000,000.00	3.60%	58	6.6712	1.386730

Maryland	1	24,740,000.00	2.97%	55	5.0000	3.414181

Massachusetts	1	28,000,000.00	3.36%	58	6.3550	2.301384

Michigan	1	13,950,000.00	1.67%	58	6.2510	1.290076

Nevada	1	75,000,000.00	8.99%	57	6.0788	4.460000

New Jersey	1	6,800,000.00	0.82%	58	6.1000	1.360000

New York	11	121,500,046.79	14.56%	57	6.6550	1.344445

North Carolina	3	15,240,000.00	1.83%	58	6.7706	1.599371

Ohio	2	20,968,643.05	2.51%	58	8.3100	1.500000

Oregon	3	11,746,478.87	1.41%	58	5.7380	2.015999

Pennsylvania	2	68,890,757.14	8.26%	58	6.8725	1.710611

Texas	2	30,275,000.00	3.63%	58	5.2936	1.975623

Washington	5	19,345,070.42	2.32%	58	5.7380	2.015999

West Virginia	1	7,350,000.00	0.88%	58	6.3020	1.650625

Wyoming	1	14,000,000.00	1.68%	58	6.0120	1.452175

Totals	59	834,248,580.53	100.00%	58	6.3947	1.962442

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	9	179,290,000.00	21.49%	57	5.5788	2.069387	12 months or less	50	834,248,580.53	100.00%	58	6.3947	1.962442
	6.00000% to 6.49999%	17	306,107,000.00	36.69%	58	6.2189	2.283166	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	17	227,154,442.87	27.23%	57	6.7421	1.661343	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	5	91,978,494.62	11.03%	58	7.1364	1.566305	Totals	50	834,248,580.53	100.00%	58	6.3947	1.962442
	7.50000% to 7.99999%	1	8,750,000.00	1.05%	57	7.8600	1.640000
	8.00000% or greater	1	20,968,643.04	2.51%	58	8.3100	1.500000
	Totals	50	834,248,580.53	100.00%	58	6.3947	1.962442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	49	829,208,580.53	99.40%	58	6.3913	1.962319	Interest Only	41	665,337,000.00	79.75%	57	6.2526	2.071876
	59 months or greater	1	5,040,000.00	0.60%	59	6.9540	1.982622	357 months or less	5	100,983,085.91	12.10%	58	7.1407	1.667752
	Totals	50	834,248,580.53	100.00%	58	6.3947	1.962442	358 months or greater	4	67,928,494.62	8.14%	58	6.6779	1.328661
								Totals	50	834,248,580.53	100.00%	58	6.3947	1.962442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		50	834,248,580.53	100.00%	58	6.3947	1.962442			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	834,248,580.53	100.00%	58	6.3947	1.962442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-11	30323694	LO	Las Vegas	NV	Actual/360	6.079%	118,199.07	0.00	0.00	N/A	12/09/30	--	25,000,000.00	25,000,000.00	03/09/26
1A-15	30323695				Actual/360	6.079%	118,199.07	0.00	0.00	N/A	12/09/30	--	25,000,000.00	25,000,000.00	03/09/26
1A-22	30323696				Actual/360	6.079%	118,199.07	0.00	0.00	N/A	12/09/30	--	25,000,000.00	25,000,000.00	03/09/26
2	30512934	MF	Willow Springs	IL	Actual/360	6.263%	282,530.89	0.00	0.00	N/A	01/06/31	--	58,000,000.00	58,000,000.00	03/06/26
3A-1	30513005	OF	Conshohocken	PA	Actual/360	6.846%	206,781.07	47,748.91	0.00	N/A	01/06/31	--	38,834,556.20	38,786,807.29	03/06/26
3A-2	30513008				Actual/360	6.846%	101,847.39	23,518.13	0.00	N/A	01/06/31	--	19,127,467.97	19,103,949.84	03/06/26
4A-1	30512920	SS	Various	Various	Actual/360	5.738%	223,144.44	0.00	0.00	N/A	01/06/31	--	50,000,000.00	50,000,000.00	03/06/26
5A-11	30513020	MU	New York	NY	Actual/360	7.060%	76,854.89	3,763.44	0.00	N/A	01/09/31	--	13,996,236.56	13,992,473.12	03/09/26
5A-3	30513012				Actual/360	7.060%	142,730.51	6,989.25	0.00	N/A	01/09/31	--	25,993,010.75	25,986,021.50	03/09/26
6	30512945	LO	San Luis Obispo	CA	Actual/360	7.193%	170,633.94	0.00	0.00	N/A	01/06/31	--	30,500,000.00	30,500,000.00	03/06/26
7A-2	30512947	RT	Peabody	MA	Actual/360	6.355%	138,397.78	0.00	0.00	N/A	01/01/31	--	28,000,000.00	28,000,000.00	03/01/26
8	30512981	RT	Houston	TX	Actual/360	5.087%	102,870.44	0.00	0.00	N/A	01/06/31	--	26,000,000.00	26,000,000.00	03/06/26
9	30323697	LO	Camarillo	CA	Actual/360	6.831%	134,684.55	0.00	0.00	N/A	01/06/31	--	25,350,000.00	25,350,000.00	03/06/26
10A-3	30323698	OF	Rockville	MD	Actual/360	5.000%	67,044.44	0.00	0.00	N/A	10/06/30	--	17,240,000.00	17,240,000.00	03/06/26
10A-6	30323699				Actual/360	5.000%	29,166.67	0.00	0.00	N/A	10/06/30	--	7,500,000.00	7,500,000.00	03/06/26
11	30323700	IN	Thousand Oaks	CA	Actual/360	6.232%	113,422.40	0.00	0.00	N/A	01/06/31	--	23,400,000.00	23,400,000.00	03/06/26
12	30323701	MU	Los Angeles	CA	Actual/360	6.550%	117,936.39	0.00	0.00	N/A	11/06/30	--	23,150,000.00	23,150,000.00	03/06/26
13	30323702	OF	Santa Monica	CA	Actual/360	6.400%	110,257.78	0.00	0.00	N/A	01/06/31	--	22,150,000.00	22,150,000.00	03/06/26
14	30512970	LO	Independence	OH	Actual/360	8.310%	135,675.84	22,976.81	0.00	N/A	01/06/31	--	20,991,619.85	20,968,643.04	03/06/26
15A-2	30530405	IN	Los Angeles	CA	Actual/360	5.509%	85,695.56	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	03/06/26
16	30512832	MF	Bloomington	IN	Actual/360	5.969%	90,297.71	0.00	0.00	N/A	12/06/30	--	19,450,000.00	19,450,000.00	03/06/26
17	30323703	RT	Stockton	CA	Actual/360	5.966%	88,628.24	0.00	0.00	N/A	01/06/31	--	19,100,000.00	19,100,000.00	03/06/26
18A-2	30323704	MU	Brooklyn	NY	Actual/360	6.120%	66,640.00	0.00	0.00	N/A	11/01/30	--	14,000,000.00	14,000,000.00	03/01/26
18A-3	30323705				Actual/360	6.120%	23,800.00	0.00	0.00	N/A	11/01/30	--	5,000,000.00	5,000,000.00	03/01/26
19	30512986	MF	Lexington	KY	Actual/360	6.640%	98,124.44	0.00	0.00	N/A	01/06/31	--	19,000,000.00	19,000,000.00	03/06/26
20	30323706	MU	Brooklyn	NY	Actual/360	6.250%	79,999.31	0.00	0.00	N/A	01/01/31	--	16,457,000.00	16,457,000.00	03/01/26
21	30323707	MF	Rock Springs	WY	Actual/360	6.012%	65,464.00	0.00	0.00	N/A	01/06/31	--	14,000,000.00	14,000,000.00	03/06/26
22	30323708	MF	Ansonia	CT	Actual/360	5.796%	63,112.00	0.00	0.00	N/A	12/06/30	--	14,000,000.00	14,000,000.00	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30323709	MF	Warren	MI	Actual/360	6.251%	67,823.35	0.00	0.00	N/A	01/06/31	--	13,950,000.00	13,950,000.00	03/06/26
24	30323710	RT	Albany	NY	Actual/360	6.800%	72,889.50	17,076.18	0.00	N/A	12/06/30	--	13,781,628.35	13,764,552.17	03/06/26
25	30512975	Various Various		NY	Actual/360	6.667%	70,003.50	0.00	0.00	N/A	01/06/31	--	13,500,000.00	13,500,000.00	03/06/26
26	30512984	MH	Pueblo	CO	Actual/360	6.450%	63,711.67	0.00	0.00	N/A	01/06/31	--	12,700,000.00	12,700,000.00	03/06/26
27	30323711	LO	Monroeville	PA	Actual/360	7.012%	59,991.56	0.00	0.00	N/A	01/06/31	--	11,000,000.00	11,000,000.00	03/06/26
28	30323712	MF	Louisville	KY	Actual/360	6.725%	57,536.11	0.00	0.00	N/A	12/06/30	--	11,000,000.00	11,000,000.00	03/06/26
29	30512933	LO	Atlanta	GA	Actual/360	7.393%	60,376.17	0.00	0.00	N/A	01/06/31	--	10,500,000.00	10,500,000.00	03/06/26
30	30323713	MH	Various	NC	Actual/360	6.680%	52,994.67	0.00	0.00	N/A	12/01/30	--	10,200,000.00	10,200,000.00	03/01/26
31	30323714	LO	Birmingham	AL	Actual/360	7.860%	53,491.67	0.00	0.00	N/A	12/06/30	--	8,750,000.00	8,750,000.00	03/06/26
32	30512935	LO	Crystal River	FL	Actual/360	6.743%	44,578.72	0.00	0.00	N/A	01/06/31	--	8,500,000.00	8,500,000.00	03/06/26
33	30323715	OF	Victorville	CA	Actual/360	6.810%	44,330.23	10,324.30	0.00	N/A	01/01/31	--	8,369,457.87	8,359,133.57	03/01/26
34	30323716	MU	Brooklyn	NY	Actual/360	6.600%	39,783.33	0.00	0.00	N/A	10/06/30	--	7,750,000.00	7,750,000.00	03/06/26
35	30512924	IN	Fort Smith	AR	Actual/360	6.844%	40,322.57	0.00	0.00	N/A	12/06/30	--	7,575,000.00	7,575,000.00	03/06/26
36	30513036	MF	Morgantown	WV	Actual/360	6.302%	36,026.43	0.00	0.00	N/A	01/06/31	--	7,350,000.00	7,350,000.00	03/06/26
37	30323717	MF	East Orange	NJ	Actual/360	6.100%	32,262.22	0.00	0.00	N/A	01/06/31	--	6,800,000.00	6,800,000.00	03/06/26
38	30513007	OF	Tinley Park	IL	Actual/360	6.562%	30,877.86	0.00	0.00	N/A	01/06/31	--	6,050,000.00	6,050,000.00	03/06/26
39	30512966	RT	Mount Prospect	IL	Actual/360	5.997%	27,986.00	0.00	0.00	N/A	01/06/31	--	6,000,000.00	6,000,000.00	03/06/26
40	30323718	MF	Brooklyn	NY	Actual/360	6.700%	29,963.89	0.00	0.00	N/A	11/06/30	--	5,750,000.00	5,750,000.00	03/06/26
41	30512898	MF	Brooklyn	NY	Actual/360	6.400%	26,382.22	0.00	0.00	N/A	01/06/31	--	5,300,000.00	5,300,000.00	03/06/26
42	30512993	IN	Winston Salem	NC	Actual/360	6.954%	27,259.68	0.00	0.00	N/A	02/06/31	--	5,040,000.00	5,040,000.00	03/06/26
43	30323719	MF	Wichita Falls	TX	Actual/360	6.550%	21,778.75	0.00	0.00	N/A	11/06/30	--	4,275,000.00	4,275,000.00	03/06/26
44	30512994	MF	Decatur	IL	Actual/360	6.204%	19,302.70	0.00	0.00	N/A	01/06/31	--	4,000,000.00	4,000,000.00	03/06/26
Totals							4,150,010.69	132,397.02	0.00				834,380,977.55	834,248,580.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.394721%	6.376075%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																	Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0		0	0
	0 - 6 Months	0	0		0	0
	7 - 12 Months	0	0		0	0
	13 - 24 Months	0	0		0	0
	25 - 36 Months	0	0		0	0
	37 - 48 Months	0	0		0	0
	49 - 60 Months	834,248,581	834,248,581		0	0
	> 60 Months	0	0		0	0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Mar-26	834,248,581	834,248,581	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27